Note 8 - Inventories - Inventory Shown in the Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory	$ 645	$ 583
Lubricants [Member]
Inventory	574	542
Consumable Stores [Member]
Inventory	$ 71	$ 41